FPA NEW INCOME, INC.
SUPPLEMENT DATED JUNE 23, 2014, TO PROSPECTUS DATED JANUARY 28, 2014

Effective June 23, 2014, the following addresses for Shareholder Services, the Distributor and the Investment Adviser have changed:

Shareholder Services (new overnight courier address for buying and redeeming shares):

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

Distributor:

UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212

Investment Adviser:

First Pacific Advisors, LLC
11601 Wilshire Blvd., Ste. 1200
Los Angeles, CA 90025

The P.O. Box address for UMB Fund Services, Inc. remains the same, P.O. Box 2175, Milwaukee, WI 53201-2175. The telephone numbers and toll free numbers for UMB Fund Services, Inc., UMB Distribution Services, LLC and First Pacific Advisors, LLC, remain the same.

FPA NEW INCOME, INC.
SUPPLEMENT DATED JUNE 23, 2014, TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2014

Effective June 23, 2014, the following addresses for Shareholder Services, the Distributor and the Investment Adviser have changed:

Shareholder Services (new overnight courier address for buying and redeeming shares):

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

Distributor:

UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212

Investment Adviser:

First Pacific Advisors, LLC
11601 Wilshire Blvd., Ste. 1200
Los Angeles, CA 90025

The P.O. Box address for UMB Fund Services, Inc. remains the same, P.O. Box 2175, Milwaukee, WI 53201-2175. The telephone numbers and toll free numbers for UMB Fund Services, Inc., UMB Distribution Services, LLC and First Pacific Advisors, LLC, remain the same.

The Board of Directors of FPA New Income, Inc. (the "Fund"), announced today that Christopher H. Thomas, the Fund's Chief Compliance Officer, will resign as an officer of the Fund effective June 30, 2014. Additionally, the Board announced that effective June 30, 2014, Leora R. Weiner, Esq. will serve as the Chief Compliance Officer of the Fund.

Effective on June 30, 2014, references to Christopher H. Thomas will be deleted from the Fund's Statement of Additional Information and Leora R. Weiner will be added to the Statement of Additional Information, and it will be revised as described below.

The Section in the Fund's Statement of Additional Information entitled "OFFICERS" is deleted and replaced as follows:

OFFICERS

NAME, ADDRESS* AND AGE	POSITION WITH FUND	YEAR FIRST ELECTED AN OFFICER OF THE FUND	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Thomas H. Atteberry, 60	Chief Executive Officer & Portfolio Manager	2004	Partner of First Pacific Advisors, LLC.
Eric S. Ende, 69	Vice President	1985

Partner of First Pacific Advisors, LLC; Director, President and Portfolio Manager for more than the past five years of FPA Perennial Fund, Inc.; Director, President and Chief Investment Officer for more than the past five years of Source Capital, Inc.; Director, for more than the past five years of FPA Paramount Fund, Inc.; and Vice President of FPA Capital Fund, Inc. and of FPA Funds Trust for more than the past five years.

J. Richard Atwood, 53	Treasurer	1997	Managing Partner and Chief Operating Officer, Chief Financial Officer and Treasurer of First Pacific Advisors, LLC; Treasurer of each FPA Fund for more than the past five years.
Sherry Sasaki, 58	Secretary	1984	Assistant Vice President and Secretary of First Pacific Advisors, LLC; and Secretary of each FPA Fund for more than the past five years.
Leora R. Weiner, Esq., 43	Chief Compliance Officer	2014

Managing Director, General Counsel and Chief Compliance Officer of First Pacific Advisors, LLC (since June 2014); and Chief Compliance Officer of each FPA Fund (since June 2014). Former Managing Director (since March 2013), General Counsel (since September 2012) and Chief Compliance Officer (since August 2010) of Tradewinds Global Investors, LLC, a Nuveen Investments Company, to June 2014. Various officerships held at Nuveen from August 2008 until transfer to Tradewinds in August 2010.

E. Lake Setzler III, 46	Assistant Treasurer	2006	Vice President and Controller of First Pacific Advisors, LLC; and Assistant Treasurer of each FPA Fund.
Michael P. Gomez, 28	Assistant Vice President	2012

Assistant Vice President and Assistant Controller of First Pacific Advisors, LLC (since June 2010); and Assistant Vice President of each FPA Fund (since February 2012). Former Experienced Associate/in-charge within the Financial Services-Investment Management Group at PricewaterhouseCoopers LLP from September 2007 to May 2010.

*  The address of each officer is 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025.